Shareholder Report, Line Graph (Details) LMF2900_Western Asset Income Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,378,611	$ 1,286,680	$ 1,187,006	$ 1,158,590	$ 1,280,488	$ 1,176,928	$ 1,170,732	$ 1,089,783	$ 1,082,227	$ 1,000,000	$ 1,448,005
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	1,112,984	1,076,577	1,024,325	1,060,027	1,166,356	1,174,599	1,066,641	986,893	994,852	1,000,000	$ 1,143,141
Bloomberg U.S. Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Index
Accumulated Value	$ 1,153,527	$ 1,109,143	$ 1,049,170	$ 1,074,914	$ 1,188,554	$ 1,184,186	$ 1,081,913	$ 1,000,201	$ 1,005,851	$ 1,000,000	$ 1,188,396